Fair value measurements (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012 Deferred premiums Minimum	Jun. 30, 2012 Deferred premiums Maximum	Jun. 30, 2012 Recurring Level 2	Dec. 31, 2011 Recurring Level 2	Dec. 31, 2010 Recurring Level 2	Jun. 30, 2012 Recurring Level 2 Commodity derivatives	Dec. 31, 2011 Recurring Level 2 Commodity derivatives	Dec. 31, 2010 Recurring Level 2 Commodity derivatives	Jun. 30, 2012 Recurring Level 2 Interest rate derivatives	Dec. 31, 2011 Recurring Level 2 Interest rate derivatives	Dec. 31, 2010 Recurring Level 2 Interest rate derivatives	Jun. 30, 2012 Recurring Level 3	Dec. 31, 2011 Recurring Level 3	Dec. 31, 2010 Recurring Level 3	Dec. 31, 2010 Recurring Level 3 Commodity derivatives	Jun. 30, 2012 Recurring Level 3 Deferred premiums	Dec. 31, 2011 Recurring Level 3 Deferred premiums	Dec. 31, 2010 Recurring Level 3 Deferred premiums	Jun. 30, 2012 Recurring Total fair value	Dec. 31, 2011 Recurring Total fair value	Dec. 31, 2010 Recurring Total fair value	Jun. 30, 2012 Recurring Total fair value Commodity derivatives	Dec. 31, 2011 Recurring Total fair value Commodity derivatives	Dec. 31, 2010 Recurring Total fair value Commodity derivatives	Jun. 30, 2012 Recurring Total fair value Deferred premiums	Dec. 31, 2011 Recurring Total fair value Deferred premiums	Dec. 31, 2010 Recurring Total fair value Deferred premiums	Jun. 30, 2012 Recurring Total fair value Interest rate derivatives	Dec. 31, 2011 Recurring Total fair value Interest rate derivatives	Dec. 31, 2010 Recurring Total fair value Interest rate derivatives
Fair value measurement on a recurring basis
Derivatives			$ 56,278	$ 32,057	$ (15,316)	$ 56,643	$ 34,037	$ (9,774)	$ (365)	$ (1,980)	$ (5,542)	$ (23,552)	$ (18,868)	$ 7,531	$ 20,026	$ (23,552)	$ (18,868)	$ (12,495)	$ 32,726	$ 13,189	$ (7,785)	$ 56,643	$ 34,037	$ 10,252	$ (23,552)	$ (18,868)	$ (12,495)	$ (365)	$ (1,980)	$ (5,542)
Discount rate used to discount deferred premium to net present value at contract trade date (as a percent)	2.06%	3.56%